Other financial disclosures	12 Months Ended
Dec. 31, 2022
Other Financial Disclosures [Abstract]
Other financial disclosures
7.	Other financial disclosures

As of December 31, 2022, other financial obligations exist from master purchase agreements for materials with a commitment of kEUR 48,784 (December 31, 2021: kEUR 59,537) of which kEUR 32,249 (December 31, 2021: kEUR 984) are short-term financial obligations. Furthermore, there are purchase agreements mainly for materials with a commitment of kEUR 85,214 (December 31, 2021: kEUR 16,412) of which kEUR 73,888 (December 31, 2021: kEUR 15,992) are short-term financial obligations.

As of December 31, 2022, there is a financial obligation of kEUR 3,452 (December 31, 2021: kEUR 4,194) per year from contracted long-term cost allocation agreements and rents with affiliated companies.